Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 15, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	HOTEL OUTSOURCE MANAGEMENT INTERNATIONAL INC
Entity Central Index Key	0001174814
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	S-1
Document Period End Date	Dec. 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Accelerated Filer
Entity Public Float	$ 1,710,000
Entity Common Stock, Shares Outstanding		1,999,506